Consolidated Statement of Equity (Parenthetical) (Warrant, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Preferred stock, issuance costs			$ 256
Issuance of common stock	8,625,000	11,700,000
Common stock, shares repurchased	3,400	51,958	1,111,690
Number of warrants repurchased	612,900	3,371,804	7,942,555
Common stock issued under 2009 Equity Participation Plan, forfeited shares			18,562
Common stock issued under 2009 Equity Participation Plan net of shares forfeited		3,000
Other comprehensive income (loss), net of tax:
Foreign currency translation loss, tax	1,306	902	4,269
Forward foreign currency gain, tax	3,734	1,532
Unrealized holding gain (loss) on marketable securities, tax	$ 2,286	$ 2,132	$ 5